Summary Prospectus and
Prospectus Supplement

December 20, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated December 20, 2023 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 27, 2023, as amended

Short Duration Municipal Income Portfolio (Institutional Class) (the "Fund")

Effective immediately, Institutional Class shares of the Fund are no longer offered for sale. It is currently anticipated that on or about December 29, 2023, Institutional Class will be liquidated as a share class of the Fund. At such time, all references to the Fund's "Institutional Class Shares" and "Institutional Share Class" (and related disclosures) are hereby deleted.

Please retain this supplement for future reference.

  IFTSDMIINCLIQSUMPROPSPT 12/23

Statement of Additional Information Supplement

December 20, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated December 20, 2023, to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 27, 2023, as amended

Short Duration Municipal Income Portfolio (Institutional Class) (the "Fund")

Effective immediately, Institutional Class shares of the Fund are no longer offered for sale. It is currently anticipated that on or about December 29, 2023, Institutional Class will be liquidated as a share class of the Fund. At such time, all references to the Fund's "Institutional Class Shares" and "Institutional Share Class" (and related disclosures) are hereby deleted.

Please retain this supplement for future reference.

  IFTSDMIINCLIQSUMPROPSPT 12/23